Leases - Right-of-use Assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,387
Additions through acquisitions	223
Balance – End of period	4,534
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	2,387
Balance – End of period	4,534
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	7,177
Additions (Amortization)	2,428
Modifications to and disposals of lease contracts	(2,164)
Effects of foreign exchange	(297)
Balance – End of period	7,367
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	7,177
Additions (Amortization)	2,428
Modifications to and disposals of lease contracts	(2,164)
Effects of foreign exchange	(297)
Balance – End of period	7,367
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,790)
Additions (Amortization)	(425)
Modifications to and disposals of lease contracts	(2,164)
Effects of foreign exchange	218
Balance – End of period	(2,833)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(4,790)
Additions (Amortization)	(425)
Modifications to and disposals of lease contracts	(2,164)
Effects of foreign exchange	218
Balance – End of period	$ (2,833)